Borrowings - Summary of Korean Won and Foreign Currency Borrowings (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%
Maturity yield	5.00%
Storywiz Co Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Appraisal period of common stock conversion to debt	(appraisal period: June 5, 2021~May 4, 2025)